Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Summarized statement of financial position
Cash and cash equivalents	€ 6,889	€ 8,372		€ 12,263
Assets	468,252	443,814		439,769
Other current liabilities	12,233	16,111
Other non-current liabilities	683	575
Total liabilities	441,881	419,153		415,336
Revenue	25,209	25,657		28,197
Interest income	5,340	5,426		5,835
Profit or loss	2,400	(364)		1,453
Income tax (expense) or result	(371)	229		(217)
Post-tax profit or (loss)	2,029	(135)	[1]	1,236
Other comprehensive income	200	457	[1]	2,237
Total comprehensive income	2,229	321	[1]	€ 3,473
Santander Spain Life [member]
Summarized statement of financial position
Cash and cash equivalents	20	14
Other current assets	130	35
Total current assets	150	50
Non-current assets	1,134	700
Assets	1,284	750
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	126	79
Current liabilities	126	79
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	510	272
Total non-current financial liabilities	510	272
Total liabilities	636	351
Net assets	648	399
Revenue	247	357
Results from financial transactions	0	(4)
Depreciation and amortization	(25)	(18)
Interest income	2	3
Interest expense	0	0
Profit or loss	61	57
Income tax (expense) or result	(12)	(14)
Post-tax profit or (loss)	48	43
Other comprehensive income	(2)	2
Total comprehensive income	47	45
Dividends received	0	19
AIFMC [member]
Summarized statement of financial position
Cash and cash equivalents	351	227
Other current assets	810	423
Total current assets	1,161	650
Non-current assets	204	127
Assets	1,364	777
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	613	360
Current liabilities	613	360
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	0	0
Total non-current financial liabilities	0	0
Total liabilities	613	360
Net assets	752	417
Revenue	858	584
Results from financial transactions	0	0
Depreciation and amortization	(3)	(4)
Interest income	8	5
Interest expense	0	0
Profit or loss	386	252
Income tax (expense) or result	(109)	(71)
Post-tax profit or (loss)	277	181
Other comprehensive income	0	0
Total comprehensive income	277	181
Dividends received	0	33
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	157	198
Other current assets	697	588
Total current assets	854	785
Non-current assets	5,574	6,442
Assets	6,428	7,227
Current financial liabilities excluding trade payables and other provisions	7	0
Other current liabilities	501	445
Current liabilities	509	445
Non-current financial liabilities excluding trade payables and other provisions	183	50
Other non-current liabilities	3,921	4,996
Total non-current financial liabilities	4,104	5,046
Total liabilities	4,613	5,490
Net assets	1,816	1,737
Revenue	1,866	2,058
Results from financial transactions	51	20
Depreciation and amortization	(21)	(8)
Interest income	25	8
Interest expense	(13)	0
Profit or loss	247	157
Income tax (expense) or result	(40)	36
Post-tax profit or (loss)	208	194
Other comprehensive income	53	10
Total comprehensive income	260	203
Dividends received	€ 18	€ 43

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.